Revenue - Schedule of Other Operating Revenues (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 2,906		R$ 2,316	R$ 2,658
Products [Member]
IfrsStatementLineItems [Line Items]
Charged service	18		21	19
Services rendered	98		85	66
Low-income subsidy	463		401	321
Subsidy SCEE	(14)	[1]	129
Subsidy Eletrobras	104		51	432
Tariff flags subsidy	153		78	290
CDE subsidy to cover tariff discounts	1,334		984	931
Subsidies associated with the EUST	71		47	31
Rental and leasing	562		412	493
Contractual indemnities	0		6
Others	R$ 117		R$ 102	R$ 75

[1]	The variation arises from Cemig D's Annual Tariff Readjustment.